UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2017

Date of reporting period:	July 31, 2016

Item 1. Schedule of Investments:

Putnam Asia Pacific Equity Fund

The fund's portfolio
7/31/16 (Unaudited)

COMMON STOCKS (91.6%)(a)
			Shares	Value

Aerospace and defense (2.7%)

Bharat Electronics, Ltd. (India)			3,919	$72,307

Korea Aerospace Industries, Ltd. (South Korea)			684	49,217

LIG Nex1 Co., Ltd. (South Korea)			1,023	95,437

				216,961
Air freight and logistics (1.2%)

Kerry Logistics Network, Ltd. (Hong Kong)			64,500	92,114

				92,114
Airlines (0.7%)

Asia Aviation PCL NVDR (Thailand)			298,200	57,363

				57,363
Auto components (0.9%)

Nexteer Automotive Group, Ltd.			75,000	74,242

				74,242
Banks (3.0%)

Bank of China, Ltd. (China)			191,000	78,533

Bank Tabungan Negara Persero Tbk PT (Indonesia)			527,100	79,476

State Bank of India (India)			23,533	80,592

				238,601
Biotechnology (0.8%)

China Biologic Products, Inc. (China)(NON)			508	60,645

				60,645
Capital markets (—%)

BGP Holdings PLC (Malta)(F)			132,965	149

				149
Construction and engineering (6.8%)

Adhi Karya Persero Tbk PT (Indonesia)			311,400	67,280

China Communications Construction Co., Ltd. (China)(NON)			53,000	57,929

China State Construction International Holdings, Ltd. (China)			62,000	82,950

Concord New Energy Group, Ltd. (China)			1,810,000	111,982

CTCI Corp. (Taiwan)			56,000	78,940

IRB Infrastructure Developers, Ltd. (India)			23,712	76,586

Surya Semesta Internusa Tbk PT (Indonesia)			1,284,200	68,629

				544,296
Construction materials (1.4%)

Siam Cement PCL (The) (Thailand)			7,500	110,250

				110,250
Consumer finance (1.2%)

Shriram Transport Finance Co., Ltd. (India)			4,851	92,711

				92,711
Diversified telecommunication services (0.6%)

Telekomunikasi Indonesia Persero Tbk PT (Indonesia)			139,300	44,985

				44,985
Electric utilities (3.8%)

Korea Electric Power Corp. (South Korea)			1,569	85,863

Power Grid Corp. of India, Ltd. (India)			44,224	116,197

Tenaga Nasional Bhd (Malaysia)			27,700	97,857

				299,917
Electronic equipment, instruments, and components (0.7%)

Fabrinet (Thailand)(NON)			1,564	59,057

				59,057
Food and staples retail (0.4%)

Puregold Price Club, Inc. (Philippines)			30,900	31,484

				31,484
Household durables (4.8%)

Basso Industry Corp. (Taiwan)			61,000	190,512

Coway Co., Ltd. (South Korea)			1,214	92,880

Techtronic Industries Co., Ltd. (Hong Kong)			23,500	99,502

				382,894
Industrial conglomerates (1.7%)

CK Hutchison Holdings, Ltd. (Hong Kong)			7,500	87,776

NWS Holdings, Ltd. (Hong Kong)			31,000	50,665

				138,441
Insurance (6.9%)

AIA Group, Ltd. (Hong Kong)			57,600	356,733

Dongbu Insurance Co., Ltd. (South Korea)			1,567	88,831

Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)			3,895	105,360

				550,924
Internet and catalog retail (1.0%)

Ctrip.com International, Ltd. ADR (China)(NON)			1,660	72,492

FabFurnish GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

Global Fashion Group SA (acquired 8/2/13, cost $21,942) (Private) (Brazil)(F)(RES)(NON)			518	3,730

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

				76,225
Internet software and services (12.5%)

Alibaba Group Holding, Ltd. ADR (China)(NON)			4,769	393,347

PChome Online, Inc. (Taiwan)			7,000	78,501

Tencent Holdings, Ltd. (China)			21,700	521,632

				993,480
IT Services (0.8%)

Mindtree, Ltd. (India)			7,824	67,588

				67,588
Machinery (0.4%)

EVA Precision Industrial Holdings, Ltd. (China)			360,000	31,089

				31,089
Media (2.7%)

CJ E&M Corp. (South Korea)			1,370	86,959

IMAX China Holding, Inc. (China)(NON)			9,300	48,068

Innocean Worldwide, Inc. (South Korea)			1,173	83,984

				219,011
Multiline retail (1.5%)

Hyundai Department Store Co., Ltd. (South Korea)			518	57,342

Matahari Department Store Tbk PT (Indonesia)			43,600	66,323

				123,665
Paper and forest products (1.0%)

Nine Dragons Paper Holdings, Ltd. (China)			96,000	76,222

				76,222
Personal products (3.3%)

Amorepacific Group (South Korea)			900	116,101

Grape King Bio, Ltd. (Taiwan)			14,000	93,851

LG Household & Health Care, Ltd. (South Korea)			58	52,193

				262,145
Pharmaceuticals (2.8%)

Aurobindo Pharma, Ltd. (India)			14,315	169,136

Cadila Healthcare, Ltd. (India)			10,370	56,800

				225,936
Real estate investment trusts (REITs) (0.9%)

First Real Estate Investment Trust (Singapore)(R)			78,400	76,020

				76,020
Real estate management and development (4.0%)

Ayala Land, Inc. (Philippines)			60,200	50,475

Cheung Kong Property Holdings, Ltd. (Hong Kong)			17,000	121,391

Kawasan Industri Jababeka Tbk PT (Indonesia)			4,080,186	97,811

Megaworld Corp. (Philippines)			477,000	50,930

				320,607
Road and rail (0.9%)

ComfortDelgro Corp., Ltd. (Singapore)			35,200	74,039

				74,039
Semiconductors and semiconductor equipment (6.5%)

Hua Hong Semiconductor, Ltd. 144A (China)			56,000	52,475

SK Hynix, Inc. (South Korea)			3,083	94,679

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)			68,000	367,447

				514,601
Software (0.8%)

NCSoft Corp. (South Korea)			269	60,277

				60,277
Technology hardware, storage, and peripherals (5.0%)

Casetek Holdings, Ltd. (Taiwan)			21,000	84,532

Samsung Electronics Co., Ltd. (South Korea)			230	316,002

				400,534
Textiles, apparel, and luxury goods (1.3%)

Bon Fame Co., Ltd. (Taiwan)			10,000	48,241

Welspun India, Ltd. (India)			34,350	52,485

				100,726
Thrifts and mortgage finance (2.4%)

Housing Development Finance Corp., Ltd. (HDFC) (India)			9,303	190,893

				190,893
Water utilities (1.7%)

China Water Affairs Group, Ltd. (China)			222,000	135,917

				135,917
Wireless telecommunication services (4.5%)

China Mobile, Ltd. (China)			29,000	357,529

				357,529

Total common stocks (cost $6,452,851)				$7,301,538

WARRANTS (5.0%)(a)
	Expiration date	Strike Price	Warrants	Value

Gree Electric Appliances, Inc. of Zhuhai 144A (China)(F)	7/24/17	$0.00	29,000	$122,429

Midea Group Co., Ltd. 144A (China)(NON)	4/29/17	0.00	16,800	71,189

Shenzen Airport Co. 144A (China)(NON)	6/3/18	0.00	11,100	15,295

Wuliangye Yibin Co., Ltd. 144A (China)(NON)	4/17/17	0.00	19,800	107,613

Zhengzhou Yutong Bus Co., Ltd. 144A (China)(NON)	7/24/17	0.00	24,700	85,253

Total warrants (cost $311,748)				$401,779

CONVERTIBLE PREFERRED STOCKS (-%)(a)
			Shares	Value

Global Fashion Group SA zero % cv. pfd. (acquired 7/11/16, cost $2,643) (Brazil)(F)(Private)(RES)(NON)			349	$2,673

Total convertible preferred stocks (cost $2,643)				$2,673

SHORT-TERM INVESTMENTS (3.9%)(a)
			Shares	Value

Putnam Short Term Investment Fund 0.44%(AFF)			309,517	$309,517

Total short-term investments (cost $309,517)				$309,517

TOTAL INVESTMENTS

Total investments (cost $7,076,759)(b)				$8,015,507

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/16 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
baskets	5,455	$—	12/15/20	(1 month USD-LIBOR-BBA plus 1.00%)	A basket (GSEHPKPA) of common stocks	$1,076
shares	16,600	—	12/15/20	(1 month USD-LIBOR-BBA plus 1.00%)	Engro Corp., Ltd.	(1,299)
UBS AG
shares	24,700	—	3/15/19	(1 month USD-LIBOR-BBA plus 0.90%)	Shenzhen Airport Co.	2,308

Total		$—	$2,085

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
NVDR	Non-voting Depository Receipts

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2016 through July 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $7,970,663.
(b)	The aggregate identified cost on a tax basis is $7,089,737, resulting in gross unrealized appreciation and depreciation of $1,171,618 and $245,848, respectively, or net unrealized appreciation of $925,770.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $6,406, or 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$279,305	$683,473	$653,261	$119	$309,517
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	China	31.0%
	South Korea	17.3
	India	12.2
	Taiwan	11.7
	Hong Kong	10.1
	Indonesia	5.3
	United States	4.8
	Thailand	2.8
	Singapore	1.9
	Philippines	1.6
	Malaysia	1.2
	Other	0.1

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific markets or countries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $223 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$973,030	$—	$3,733
Consumer staples	293,629	—	—
Financials	1,469,756	—	149
Health care	286,581	—	—
Industrials	1,154,303	—	—
Information technology	2,095,537	—	—
Materials	186,472	—	—
Telecommunication services	402,514	—	—
Utilities	435,834	—	—
Total common stocks	7,297,656	—	3,882
Convertible preferred stocks	—	—	2,673
Warrants	—	401,779	—
Short-term investments	309,517	—	—

Totals by level	$7,607,173	$401,779	$6,555

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Total return swap contracts	$—	$2,085	$—

Totals by level	$—	$2,085	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$405,163	$1,299

Total	$405,163	$1,299

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
OTC total return swap contracts (notional)				$140,000
Warrants (number of warrants)				98,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Goldman Sachs International	UBS AG	Total

	Assets:
	OTC Total return swap contracts*#	$1,076	$2,308	$3,384

	Total Assets	$1,076	$2,308	$3,384

	Liabilities:
	OTC Total return swap contracts*#	1,299	—	1,299

	Total Liabilities	$1,299	$—	$1,299

	Total Financial and Derivative Net Assets	$(223)	$2,308	$2,085
	Total collateral received (pledged)##†	$—	$—
	Net amount	$(223)	$2,308

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 29, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 29, 2016